Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,091	$ 577
Net income/(loss)	723	27
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	10	15
Depreciation, depletion and amortization	387	336
Impairment of assets (see note D)	11	19
Deferred taxation	166	(21)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(143)	323
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	48	13
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(82)	(64)
Inventories	(102)	(69)
Accounts payable and other current liabilities	73	(2)
Net cash (used)/generated in investing activities	(633)	(319)
Increase in non-current investments	(113)	(59)
Additions to property, plant and equipment	(556)	(381)
Proceeds on sale of mining assets	8	3
Proceeds on sale of investments	42	24
Proceeds on sale of associate	0	1
Cash inflows from derivatives purchased	0	94
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	0	(5)
Loans receivable repaid	1	0
Cash of subsidiary disposed	(11)	0
Associates loans advanced	0	0
Change in restricted cash	(13)	4
Net cash used by financing activities	(202)	(481)
Repayments of debt	(155)	(1,315)
Issuance of stock	1	4
Proceeds from debt	6	1,029
Debt issue costs	0	(7)
Cash (outflows)/inflows from derivatives with financing	0	(133)
Dividends (Paid)/Received	(54)	(59)
Net increase/(decrease) in cash and cash equivalents	256	(223)
Effect of exchange rate changes on cash	(3)	(11)
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents - June 30,	839	866
Cash and cash equivalents - January 1, 2011	586
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	661	131
Net income/(loss)	703	4
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	8
Depreciation, depletion and amortization	188	166
Impairment of assets (see note D)	10	8
Deferred taxation	124	(37)
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(1,100)	59
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	1	3
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	78	(30)
Receivables	23	(1)
Inventories	13	(27)
Accounts payable and other current liabilities	76	(22)
Net cash (used)/generated in investing activities	(197)	(140)
Increase in non-current investments	(1)	(3)
Additions to property, plant and equipment	(211)	(180)
Proceeds on sale of mining assets	5	1
Proceeds on sale of investments	0	0
Proceeds on sale of associate		1
Cash inflows from derivatives purchased		41
Proceeds on disposal of subsidiary	9
Loans receivable advanced		0
Loans receivable repaid	1
Cash of subsidiary disposed	0
Associates loans advanced	0
Change in restricted cash	0	0
Net cash used by financing activities	(172)	(71)
Repayments of debt	(99)	0
Issuance of stock	1	4
Proceeds from debt	0	0
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		(14)
Dividends (Paid)/Received	(74)	(61)
Net increase/(decrease) in cash and cash equivalents	292	(80)
Effect of exchange rate changes on cash	(2)	(5)
Cash and cash equivalents - January 1,	152	231
Cash and cash equivalents - June 30,	442	146
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(15)	(359)
Net income/(loss)	304	(125)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	0	24
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(367)	27
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	47	(289)
Receivables	0	3
Inventories	0	0
Accounts payable and other current liabilities	1	1
Net cash (used)/generated in investing activities	(48)	(17)
Increase in non-current investments	(48)	(17)
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on sale of associate		0
Cash inflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced		0
Loans receivable repaid	0
Cash of subsidiary disposed	0
Associates loans advanced	0
Change in restricted cash	0	0
Net cash used by financing activities	132	273
Repayments of debt	(50)	(1,000)
Issuance of stock	77	78
Proceeds from debt	0	994
Debt issue costs		(7)
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	105	208
Net increase/(decrease) in cash and cash equivalents	69	(103)
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	114	578
Cash and cash equivalents - June 30,	183	475
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	507	857
Net income/(loss)	1,665	10
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1,097)	7
Depreciation, depletion and amortization	199	170
Impairment of assets (see note D)	1	11
Deferred taxation	42	16
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(1)	403
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	47	10
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(125)	319
Receivables	(105)	(66)
Inventories	(115)	(42)
Accounts payable and other current liabilities	(4)	19
Net cash (used)/generated in investing activities	(388)	(162)
Increase in non-current investments	(64)	(39)
Additions to property, plant and equipment	(345)	(201)
Proceeds on sale of mining assets	3	2
Proceeds on sale of investments	42	24
Proceeds on sale of associate		0
Cash inflows from derivatives purchased		53
Proceeds on disposal of subsidiary	0
Loans receivable advanced		(5)
Loans receivable repaid	0
Cash of subsidiary disposed	(11)
Associates loans advanced	0
Change in restricted cash	(13)	4
Net cash used by financing activities	(224)	(735)
Repayments of debt	(6)	(315)
Issuance of stock	(77)	(78)
Proceeds from debt	6	35
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		(119)
Dividends (Paid)/Received	(147)	(258)
Net increase/(decrease) in cash and cash equivalents	(105)	(40)
Effect of exchange rate changes on cash	(1)	(6)
Cash and cash equivalents - January 1,	309	291
Cash and cash equivalents - June 30,	214	245
Cash and cash equivalents - January 1, 2011			320
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(62)	(52)
Net income/(loss)	(1,949)	138
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	562	(24)
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	1,325	(166)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on sale of associate		0
Cash inflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced		0
Loans receivable repaid	0
Cash of subsidiary disposed	0
Associates loans advanced	0
Change in restricted cash	0	0
Net cash used by financing activities	62	52
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	62	52
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - June 30,	$ 0	$ 0